PHC Certificates (Tables)	12 Months Ended
Dec. 31, 2015
Public Housing Capital Fund Trusts [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The Partnership had the following investments in the PHC Certificates on December 31, 2015 and 2014:

	December 31, 2015
Description of PHC Certificates	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
PHC Certificate Trust I	$27,274,451	$1,482,376	$-	$28,756,827
PHC Certificate Trust II	11,081,987	365,443	-	11,447,430
PHC Certificate Trust III	20,513,351	-	(10,318)	20,503,033
	$58,869,789	$1,847,819	$(10,318)	$60,707,290

	December 31, 2014
Description of PHC Certificates	Cost Adjusted for Paydowns	Unrealized Gain	Unrealized Loss	Estimated Fair Value
PHC Certificate Trust I	$27,414,100	$933,789	$-	$28,347,889
PHC Certificate Trust II	11,999,721	152,293	-	12,152,014
PHC Certificate Trust III	20,474,100	289,120	-	20,763,220
	$59,887,921	$1,375,202	$-	$61,263,123

Marketable Securities [Table Text Block]

The following table sets forth certain information relating to the PHC Certificates held in the PHC TOB Trusts:

	Weighted Average Lives (Years)	Investment Rating	Weighted Average Interest Rate over Life	Principal Outstanding December 31, 2015
Public Housing Capital Fund Trust Certificate I	9.25	AA-	5.33%	$25,980,780
Public Housing Capital Fund Trust Certificate II	8.67	A+	4.29%	11,465,660
Public Housing Capital Fund Trust Certificate III	9.81	BBB	5.42%	20,898,432
Total Public Housing Capital Fund Trust Certificates				$58,344,872

	Weighted Average Lives (Years)	Investment Rating	Weighted Average Interest Rate over Life	Principal Outstanding December 31, 2014
Public Housing Capital Fund Trust Certificate I	10.25	AA-	5.33%	$25,980,780
Public Housing Capital Fund Trust Certificate II	9.72	A+	4.28%	12,429,186
Public Housing Capital Fund Trust Certificate III	10.81	BBB	5.42%	20,898,432
Total Public Housing Capital Fund Trust Certificates				$59,308,398